Accounts payable and other liabilities (Carrying amounts of financial liabilities) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Carrying amounts of financial liabilities [line items]
Carrying amounts of financial liabilities included in accounts payable and other liabilities	¥ 42,755,361	¥ 37,270,081
RMB
Carrying amounts of financial liabilities [line items]
Carrying amounts of financial liabilities included in accounts payable and other liabilities	40,610,454	34,996,912
S$
Carrying amounts of financial liabilities [line items]
Carrying amounts of financial liabilities included in accounts payable and other liabilities	948,817	1,024,453
US$
Carrying amounts of financial liabilities [line items]
Carrying amounts of financial liabilities included in accounts payable and other liabilities	799,989	940,749
JPY
Carrying amounts of financial liabilities [line items]
Carrying amounts of financial liabilities included in accounts payable and other liabilities	12,293	12,564
EUR
Carrying amounts of financial liabilities [line items]
Carrying amounts of financial liabilities included in accounts payable and other liabilities	224	1,194
PKR
Carrying amounts of financial liabilities [line items]
Carrying amounts of financial liabilities included in accounts payable and other liabilities	¥ 383,584	¥ 294,209